Cash Distributions and Earnings per Unit (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 74,853	$ 59,006	$ 95,898
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	76,587,656	66,317,588	58,008,617
Earnings attributable to:
Earnings per unit (basic and diluted):	$ 0.93	$ 0.84	$ 1.61
Limited Common Unitholders
Net income	$ 71,225	$ 55,949	$ 93,566
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	76,587,656	66,317,588	58,008,617
Earnings attributable to:
Earnings per unit (basic and diluted):	$ 0.93	$ 0.84	$ 1.61
Earnings per unit - distributed (basic and diluted):	$ 1.79	$ 1.82	$ 1.79
Loss per unit - undistributed (basic and diluted):	$ (0.86)	$ (0.98)	$ (0.18)